Average Annual Total Returns{- Fidelity® Pacific Basin Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Pacific Basin Fund	Fidelity Pacific Basin Fund-Default Return Before Taxes Past 1 year	Fidelity Pacific Basin Fund-Default Return Before Taxes Past 5 years	Fidelity Pacific Basin Fund-Default Return Before Taxes Past 10 years	Fidelity Pacific Basin Fund-Default After Taxes on Distributions Past 1 year	Fidelity Pacific Basin Fund-Default After Taxes on Distributions Past 5 years	Fidelity Pacific Basin Fund-Default After Taxes on Distributions Past 10 years	Fidelity Pacific Basin Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Pacific Basin Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Pacific Basin Fund-Default After Taxes on Distributions and Sales Past 10 years	F0342 Past 1 year	F0342 Past 5 years	F0342 Past 10 years
Total	32.88%	15.75%	10.90%	31.61%	14.70%	9.64%	20.51%	12.54%	8.60%	19.96%	11.46%	6.55%